UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/09

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 10.3% of Net Assets
	Convertible Preferred (Restricted)(a) (b) — 10.0%
	Biotechnologies/Biopharmaceuticals — 1.0%
204,275	MacroGenics, Inc. Series D	$133,208
50,145	MacroGenics, Inc. Series D 18 Month Lock-up	0
1,415,385	TargeGen, Inc. Series C	1,840,000
407,825	TargeGen, Inc. Series D	530,173
		2,503,381
	Drug Discovery Technologies — 1.3%
1,587,302	Agilix Corporation Series B (c)	94,540
250,000	Ceres, Inc. Series C	1,625,000
21,462	Ceres, Inc. Series C-1	139,503
175,540	Ceres, Inc. Series D	1,141,010
28,385	Ceres, Inc. Series F	184,502
5,677	Ceres, Inc. warrants (expiration 9/05/15)	0
		3,184,555
	Healthcare Services — 1.4%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	626,337
99,455	PHT Corporation Series F (c)	77,575
		3,503,912
	Medical Devices and Diagnostics — 6.3%
2,379,916	CardioKinetix, Inc. Series C	1,640,000
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
3,235,293	Concentric Medical, Inc. Series B (c)	1,682,352
1,162,790	Concentric Medical, Inc. Series C (c)	604,651
455,333	Concentric Medical, Inc. Series D (c)	236,773
453,094	Concentric Medical, Inc. Series E (c)	235,609
1,198,193	Elemé Medical, Inc. Series C	644,628
1,592,852	FlowCardia, Inc. Series C	1,708,334
1,304,545	Interlace Medical, Inc. Series C	1,435,000
2,446,016	Labcyte Inc. Series C	1,280,000
2,161,090	Magellan Biosciences, Inc. Series A	2,161,090
98,824	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,031
877,747	OmniSonics Medical Technologies, Inc. Series B-1	877
9,606,373	Palyon Medical Corporation Series A (c)	2,050,000
43,478	TherOx, Inc. Series H	72,122
99,646	TherOx, Inc. Series I	165,293
2,813	TherOx, Inc. warrants (expiration 1/26/11)	0
5,427	TherOx, Inc. warrants (expiration 6/09/10)	0
640,625	Xoft, Inc. Series D	1,601,562
122,754	Xoft, Inc. Series E	306,885

SHARES		VALUE
	Convertible Preferred (Restricted)(a) (b) — continued
N/A	Xoft, Inc. warrants (expiration 6/12/14) (d)	$0
		15,826,207
		$25,018,055

PRINCIPAL AMOUNT
	Convertible Notes — 0.3%
	Biotechnologies/Biopharmaceuticals — 0.1%
$152,404	TargeGen, Inc., Cvt. Promissory Note, 8.00% due 2010 (Restricted) (a)	152,404
	Drug Discovery Technologies — 0.0%
700,000	deCODE Genetics, Inc., 3.50% due 2011	38,500
	Medical Devices and Diagnostics — 0.2%
131,244	CardioKinetix, Inc., Cvt. Promissory Note, 4.25% due 2010 (Restricted) (a)	131,244
48,545	Elemé Medical, Inc., Subordinated Cvt. Promissory Note, 10.50% due 2012 (Restricted)(a)	48,545
410,000	Xoft, Inc., Cvt. Promissory Note, 10.00% due 2010 (Restricted) (a)	410,000
		589,789
		$780,693
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $35,613,109)	$25,798,748

SHARES
	COMMON STOCKS AND WARRANTS — 84.2%
	Biotechnologies/Biopharmaceuticals — 42.8%
142,614	Acorda Therapeutics Inc. (b)	3,596,725
168,282	Affymax, Inc. (b)	4,163,297
8,200	Alexion Pharmaceuticals, Inc. (b)	400,324
191,758	Alnylam Pharmaceuticals, Inc. (b)	3,378,776
93,864	AMAG Pharmaceuticals, Inc. (b)	3,569,648
169,027	Amgen Inc. (b)	9,561,857
180,959	Amylin Pharmaceuticals, Inc. (b)	2,567,808
3,932,015	Antisoma plc (b) (e)	2,093,773
82,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	17,220
131,000	BioMarin Pharmaceutical Inc. (b)	2,464,110
218,696	Celgene Corporation (b)	12,176,993
110,853	Cephalon, Inc. (b) (i)	6,918,336
174,224	Cornerstone Therapeutics Inc. (b)	1,062,766
15,967	Cornerstone Therapeutics Inc. warrants (Restricted, expiration 6/06/10) (a) (b)	0

SHARES		VALUE
	Biotechnologies/Biopharmaceuticals — continued
238,322	Cubist Pharmaceuticals, Inc. (b)	$4,520,968
127,457	Dendreon Corp (b)	3,349,570
175,521	Eurand N.V. (b) (e)	2,264,221
160,098	Genzyme Corporation (b)	7,846,403
169,930	Gilead Sciences, Inc. (b)	7,354,570
292,400	Isis Pharmaceuticals, Inc. (b)	3,245,640
157,476	Martek Biosciences Corporation (b)	2,982,596
132,850	Medicines Company (b)	1,107,969
175,880	MiddleBrook Pharmaceuticals, Inc. warrants (Restricted, expiration 4/29/10) (a) (b)	0
48,190	OSI Pharmaceuticals, Inc. (b)	1,495,336
133,086	Regeneron Pharmaceuticals, Inc. (b)	3,218,020
137,531	United Therapeutics Corporation (b)	7,241,007
196,400	Vertex Pharmaceuticals Inc. (b)	8,415,740
131,293	XenoPort, Inc. (b)	2,436,798
		107,450,471
	Drug Delivery — 2.4%
264,752	Alkermes, Inc. (b)	2,491,316
997,671	DURECT Corporation (b)	2,464,247
394,928	Penwest Pharmaceuticals Co. (b)	1,022,864
199,514	Penwest Pharmaceuticals Co. warrants (Restricted, expiration 3/11/13) (a) (b)	203,504
		6,181,931
	Drug Discovery Technologies — 0.1%
7,627	Clinical Data, Inc. (b)	139,269
162,288	Clinical Data, Inc. CVR (Restricted) (a) (b) (f)	27,856
1,601,039	MZT Holdings, Inc. (b) (c)	51,393
1,846,154	MZT Holdings, Inc. warrants (Restricted, expiration 1/17/11) (a) (b) (c)	0
952,381	MZT Holdings, Inc. warrants (Restricted, expiration 1/22/12) (a) (b) (c)	0
46	Zyomyx, Inc. (Restricted) (a) (b)	12
		218,530
	Generic Pharmaceuticals — 8.9%
1,492,833	Akorn, Inc. (b)	2,672,171
108,889	Akorn, Inc. warrants (Restricted, expiration 3/08/11) (a) (b)	26,133
313,503	Impax Laboratories, Inc. (b)	4,263,641
116,786	Mylan Inc. (b)	2,152,366
103,700	Perrigo Company	4,131,408
161,513	Teva Pharmaceutical Industries, Ltd. (g)	9,073,800
		22,319,519
	Healthcare Services — 8.0%
287,500	Addus HomeCare Corp. (b)	2,645,000

SHARES		VALUE
	Healthcare Services — continued
55,910	Aetna Inc.	$1,772,347
148,148	Aveta, Inc. (Restricted) (a) (b) (h)	1,481,480
208,000	CardioNet, Inc. (b)	1,235,520
25,323	Laboratory Corporation of America Holdings (b)	1,895,173
145,120	Pharmaceutical Product Development, Inc.	3,401,613
124,217	VCA Antech Inc. (b)	3,095,488
44,450	WellPoint, Inc. (b)	2,590,990
1,157,112	Zix Corporation (b)	1,978,662
		20,096,273
	Medical Devices and Diagnostics — 17.9%
284,302	Align Technology, Inc. (b)	5,066,262
85,809	Gen-Probe Inc. (b)	3,681,206
237,544	Hologic, Inc. (b)	3,444,388
81,790	IDEXX Laboratories, Inc. (b)	4,370,858
171,207	Illumina, Inc. (b)	5,247,495
8,815	Intuitive Surgical, Inc. (b)	2,673,766
123,159	Inverness Medical Innovations, Inc. (b)	5,112,330
61,014	Life Technologies Corporation (b)	3,186,761
130,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	83,047
447,080	Medwave, Inc. (b)	3,577
111,770	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b)	0
137,833	Myriad Genetics, Inc. (b)	3,597,441
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62
823,639	Sequenom, Inc. (b)	3,409,865
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
53,746	Stryker Corporation	2,707,186
89,800	Thoratec Corporation (b)	2,417,416
		45,001,753
	Pharmaceuticals — 4.1%
88,431	Forest Laboratories, Inc. (b)	2,839,519
30,248	Shire plc (g)	1,775,558
200,132	Warner Chilcott plc (b) (i)	5,697,758
		10,312,835
	TOTAL COMMON STOCKS AND WARRANTS (Cost $218,811,796)	$211,581,312

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS — 6.5%
$7,000,000	General Electric Capital Co., 0.12% due 01/04/10	6,999,930
8,000,000	General Electric Capital Co., 0.01% due 01/08/10	7,999,984

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS — continued
1,295,500	General Electric Capital Co., 0.02% due 01/15/10	1,295,490
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,295,404)	$16,295,404
	TOTAL INVESTMENTS -101.0% (Cost $270,720,309)	$253,675,464
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.0)%	$(2,554,000)
	NET ASSETS - 100%	$251,121,464

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $8,459,230).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	Contingent Value Rights
(g)	American Depositary Receipt
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	A portion of security is pledged as collateral for call options written.

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
107	Cephalon, Inc., strike @ 60	Jan - 2010	$(36,380)
26	Warner Chilcott plc, strike @ 30	Jan - 2010	(520)
	TOTAL CALL OPTIONS WRITTEN (Premiums received $22,176)		$(36,900)

Other Information – Financial Accounting Standards Board Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures, establishes a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 to value the Fund’s net assets:

	Level 1	Level 2	Level 3	Total
Assets at Value
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	—	—	$2,655,785	$2,655,785
Drug Discovery Technologies	—	$38,500	3,184,555	3,223,055
Healthcare Services	—	—	3,503,912	3,503,912
Medical Devices and Diagnostics	—	—	16,415,996	16,415,996
Total Convertible Securities and Warrants	—	38,500	25,760,248	25,798,748
Common Stocks and Warrants				—
Biotechnologies/Biopharmaceuticals	$107,433,251	—	17,220	107,450,471
Drug Delivery	5,978,427	—	203,504	6,181,931
Drug Discovery Technologies	190,662	—	27,868	218,530
Generic Pharmaceuticals	22,293,386	—	26,133	22,319,519
Healthcare Services	18,614,793	—	1,481,480	20,096,273
Medical Devices and Diagnostics	44,918,551	—	83,202	45,001,753
Pharmaceuticals	10,312,835	—	—	10,312,835
Total Common Stocks and Warrants	209,741,905	—	1,839,407	211,581,312
Short-Term Investments	—	16,295,404	—	16,295,404
Other Assets	—	—	358,620	358,620
Total Assets at Value	$209,741,905	$16,333,904	$27,958,275	$254,034,084

Liabilities at Value
Options Contracts Written	$36,900	$—	$—	$36,900

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Assets	Balance as of September 30, 2009	Accrued discounts/ premiums	Realized gain (loss) and change in unrealized appreciation (depreciation)	Net purchases/ sales	Net transfers in (out of) Level 3	Balance as of December 31, 2009
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$1,811,330	—	$763,345	$81,110	—	$2,655,785
Drug Discovery Technologies	3,184,555	—	—	—	—	3,184,555
Healthcare Services	3,503,912	—	—	—	—	3,503,912
Medical Devices and Diagnostics	18,766,961	—	(2,536,454)	185,489	—	16,415,996
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	187,738	—	18,630	—	$(189,148)	17,220
Drug Delivery	185,548	—	17,956	—	—	203,504
Drug Discovery Technologies	25,442	—	2,426	—	—	27,868
Generic Pharmaceuticals	16,333	—	9,800	—	—	26,133
Healthcare Services	1,481,480	—	—	—	—	1,481,480
Medical Devices and Diagnostics	56,419	—	26,783	—	—	83,202
Other Assets	618,509	—	196,460	(456,349)	—	358,620
Total	$29,838,227	—	$(1,501,054)	$(189,750)	$(189,148)	$27,958,275

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2009	$(1,706,250)

Investment Valuation — Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.   Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to regular oversight and ratification by the Trustees.  Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; and (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies.  Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Venture Capital and Other Restricted Securities — The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets.  The value of these securities represents 11% of the Fund’s net assets at December 31, 2009.  The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2009.  The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$1,663,667	$0.06	$94,540
Akorn, Inc.
Warrants (expiration 3/08/11)	3/07/06	0.00	0.24	26,133
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0.00	0.21	17,220
Aveta, Inc.
Common	12/21/05	2,003,155	10.00	1,481,480
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,645,087	0.69	1,640,000
Cvt. Promissory Note	12/10/09	131,244	1.00	131,244
Warrants (expiration 12/11/19)	12/10/09	66	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,950	6.50	1,625,000
Series C-1 Cvt. Pfd.	3/31/01	74,339	6.50	139,503
Series D Cvt. Pfd.	3/14/01	1,046,887	6.50	1,141,010
Series F Cvt. Pfd.	9/05/07	186,335	6.50	184,502
Warrants (expiration 9/05/15)	9/05/07	0.00	0.00	0
Clinical Data, Inc.
Contingent Value Rights	5/28/09	0.00	0.17	27,856
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	2,220,659	0.52	1,682,352
Series C Cvt. Pfd.	12/19/03	1,000,545	0.52	604,651
Series D Cvt. Pfd.	9/30/05	638,671	0.52	236,773
Series E Cvt. Pfd.	12/18/08	455,177	0.52	235,609
Cornerstone Therapeutics Inc.
Warrants (expiration 6/06/10)	6/20/05	0.00	0.00	0
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	2,260,641	0.54	644,628
Subordinated Cvt. Promissory Note	12/18/09	49,479	1.00	48,545
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	1,720,327	1.07	1,708,334
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	1,440,459	1.10	1,435,000
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	668,364	0.65	133,208
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	210,499	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06, 11/04/09	2,166,424	1.00	2,161,090
Warrants (expriation 4/01/19)	4/03/09	0.00	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0.00	0.00	0
Masimo Laboratories, Inc.
Common	3/31/98	0.00	0.64	83,047
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0.00	0.00	0
MiddleBrook Pharmaceuticals, Inc.
Warrants (expiration 4/29/10)	4/29/05	0.00	0.00	0
MZT Holdings, Inc.
Warrants (expiration 1/17/11)	1/17/06	0.00	0.00	0
Warrants (expiration 1/22/12)	1/21/06	0.00	0.00	0

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	$1,201,037	$0.001	$1,031
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	668,067	0.001	877
Common	5/24/01, 7/02/07	1,606,361	0.001	62
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,062,094	0.21	2,050,000
Penwest Pharmaceuticals Co.
Warrants (expiration 3/11/13)	3/11/08	0.00	1.02	203,504
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-10/14/04	627,472	0.78	626,337
Series F Cvt. Pfd.	7/21/08	81,720	0.78	77,575
Songbird Hearing, Inc.
Common	12/14/00	2,003,239	0.67	93
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,330	1.30	1,840,000
Series D Cvt. Pfd.	5/08/07	531,198	1.30	530,173
Cvt. Promissory Note	9/08/09, 10/09/09	157,312	1.00	152,404
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.66	72,122
Series I Cvt. Pfd.	7/08/05	386,640	1.66	165,293
Warrants (expiration 1/26/11)	1/26/05	0.00	0.00	0
Warrants (expiration 6/09/10)	6/09/04	0.00	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,055,919	2.50	1,601,562
Series E Cvt. Pfd.	6/20/08	411,757	2.50	306,885
Cvt. Promissory Note	6/12/09	415,686	1.00	410,000
Warrants (expiration 6/12/14)	6/12/09	41	0.00	0
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	2,601,013	0.25	12
		$43,323,751		$27,599,655

(j) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At December 31, 2009, the total cost of securities for Federal income tax purposes was $270,720,309. The net unrealized loss on securities held by the Fund was $17,044,845, including gross unrealized gain of $21,295,852 and gross unrealized loss of $38,340,697.

Affiliate Transactions - An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2009 were as follows:

Issuer	Value on October 1, 2009	Purchases	Sales	Income	Value on December 31, 2009

Agilix Corporation	$94,540	$—	$—	$—	$94,540
Concentric Medical, Inc.	5,306,510	—	—	—	2,759,385
MZT Holdings, Inc.	48,031	—	—	—	51,393
Palyon Medical Corporation	2,050,000	—	—	—	2,050,000
PHT Corporation	3,503,912	—	—	—	3,503,912
	$11,002,993	$—	$—	$—	$8,459,230

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	3/1/2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	3/1/2010